CONVERTIBLE DEBT (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE DEBT [Abstract]
Interest Expense Included in The Consolidated Statements of Operations
	For the years ended December 31,
	2014	2015
	US$	US$
Interest expense at an annual rate of 4.00%	6,900	6,900
Amortization of debt issuance costs	2,216	2,339
Additional interest at an annual rate of 0.5% *	386	—
Total interest expense	9,502	9,239

*	As of October 26, 2014, the Company had accrued the additional interest of US$386 at the rate of 0.5% per annum, due to the Company's failure to file its form 20-F on time.